Revaluation of land and building (Details)	12 Months Ended
Sep. 30, 2023 USD ($)
Statement [Line Items]
Capitalization Rate	1.00%
Top of ranges [member]
Statement [Line Items]
Market Rent	$ 7,100
Capitalization Rate	13.70%
Sales	$ 56,870
Bottom of ranges [member]
Statement [Line Items]
Market Rent	$ 3,140
Capitalization Rate	9.50%
Sales	$ 35,410